Investment securities and other investments (Tables)	12 Months Ended
Dec. 31, 2022
Investment securities and other investments
Summary of investment securities and other investments

	As of December 31
	2021	2022
	RMB	RMB

Debt investments stated at amortized cost	3,878,744	8,706,590
Listed equity securities	13,342,946	6,725,766
Other investments under fair value option	1,412,803	2,577,951
Total	18,634,493	18,010,307

Schedule of debt investments at amortized cost

	As of December 31
	2021	2022
	RMB	RMB

Time deposits stated at amortized cost	3,722,640	8,444,793
Other debt investments stated at amortized cost	156,104	261,797
Total	3,878,744	8,706,590

Schedule of debt investments stated at amortized cost, classified by the contractual maturity date of the investments

As of December 31
2022
RMB
Due in 1 year through 2 years	6,627,563
Due in 2 years through 3 years	1,950,866
Thereafter	128,161
Total	8,706,590

Summary of listed equity securities and other investments under fair value option

	As of December 31, 2021
		Cumulative	Cumulative	Foreign
		gross	gross	currency
		unrealized	unrealized	translation	Fair
	Cost	gains	losses	adjustments	Value
	RMB	RMB	RMB	RMB	RMB
Listed equity securities	7,661,212	6,300,946	(394,796)	(224,416)	13,342,946
— Investee A	600,000	—	(254,758)	—	345,242
— Investee B (i)	6,751,890	5,573,162	—	(225,456)	12,099,596
— Others	309,322	727,784	(140,038)	1,040	898,108
Other investments under fair value option	20,323,739	14,383	(18,722,033)	(203,286)	1,412,803
— Convertible Note of Chengxin (Note 4)	19,563,591	—	(18,691,719)	(198,515)	673,357
— Other investments under fair value option	760,148	14,383	(30,314)	(4,771)	739,446
Total	27,984,951	6,315,329	(19,116,829)	(427,702)	14,755,749

	As of December 31, 2022
		Cumulative	Cumulative	Foreign
		gross	gross	currency
		unrealized	unrealized	translation	Fair
	Cost	gains	losses	adjustments	Value
	RMB	RMB	RMB	RMB	RMB
Listed equity securities	7,561,289	—	(1,067,079)	231,556	6,725,766
— Investee A	600,000	—	(206,442)	—	393,558
— Investee B (i)	6,518,202	—	(648,302)	198,536	6,068,436
— Others	443,087	—	(212,335)	33,020	263,772
Other investments under fair value option	2,580,786	31,583	—	(34,418)	2,577,951
— Structured notes under fair value option	1,769,255	13,973	—	(28,219)	1,755,009
— Other investments under fair value option	811,531	17,610	—	(6,199)	822,942
Total	10,142,075	31,583	(1,067,079)	197,138	9,303,717

(i) Investment in Investee B